Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Cayman Islands — 0.1%
JD Logistics Inc.(a)(b)	208,800	$333,847
Zai Lab Ltd.(b)	100,920	329,520
		663,367
China — 37.2%
360 Security Technology Inc., Class A	61,699	120,714
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	14,300	65,705
3SBio Inc.(a)	220,000	222,849
AAC Technologies Holdings Inc.	88,500	181,447
Advanced Micro-Fabrication Equipment Inc., Class A(b)	4,600	112,096
AECC Aero-Engine Control Co. Ltd., Class A	9,100	30,393
AECC Aviation Power Co. Ltd., Class A	20,600	114,994
Agricultural Bank of China Ltd., Class A	607,200	300,322
Agricultural Bank of China Ltd., Class H	3,114,000	1,173,489
Aier Eye Hospital Group Co. Ltd., Class A	52,911	199,614
Air China Ltd., Class A(b)	80,700	98,858
Air China Ltd., Class H(b)	176,000	133,776
Akeso Inc.(a)(b)	52,000	231,605
Alibaba Group Holding Ltd.(b)	1,823,220	18,145,363
Alibaba Health Information Technology Ltd.(b)	528,000	313,401
Aluminum Corp. of China Ltd., Class A	109,200	83,004
Aluminum Corp. of China Ltd., Class H	472,000	208,878
Amlogic Shanghai Co. Ltd., Class A(b)	2,875	36,322
Anhui Conch Cement Co. Ltd., Class A	27,600	97,179
Anhui Conch Cement Co. Ltd., Class H	137,500	364,998
Anhui Gujing Distillery Co. Ltd., Class A	3,000	106,336
Anhui Gujing Distillery Co. Ltd., Class B	9,125	149,519
ANTA Sports Products Ltd.	140,800	1,439,074
Apeloa Pharmaceutical Co. Ltd., Class A	100	260
Asymchem Laboratories Tianjin Co. Ltd., Class A	3,220	59,730
Autohome Inc., ADR	7,751	221,834
Avary Holding Shenzhen Co. Ltd., Class A	22,700	80,942
AVIC Industry-Finance Holdings Co. Ltd., Class A	61,600	33,412
AviChina Industry & Technology Co. Ltd., Class H	309,000	149,503
Baidu Inc., Class A(b)	248,342	3,813,078
Bank of Beijing Co. Ltd., Class A	144,600	96,063
Bank of Chengdu Co. Ltd., Class A	26,600	46,958
Bank of China Ltd., Class A	250,800	137,401
Bank of China Ltd., Class H	8,643,000	3,383,366
Bank of Communications Co. Ltd., Class A	270,000	221,948
Bank of Communications Co. Ltd., Class H	968,000	624,118
Bank of Hangzhou Co. Ltd., Class A	58,600	95,636
Bank of Jiangsu Co. Ltd., Class A	102,458	106,836
Bank of Nanjing Co. Ltd., Class A	70,500	83,613
Bank of Ningbo Co. Ltd., Class A	44,000	152,202
Bank of Shanghai Co. Ltd., Class A	97,670	84,659
Baoshan Iron & Steel Co. Ltd., Class A	167,200	138,097
BBMG Corp., Class A	57,700	17,679
BeiGene Ltd.(b)	76,575	1,301,598
Beijing Capital International Airport Co. Ltd., Class H(b)	244,000	170,225
Beijing Dabeinong Technology Group Co. Ltd., Class A	19,900	17,965
Beijing Enlight Media Co. Ltd., Class A	19,200	23,779
Beijing Enterprises Holdings Ltd.	63,000	243,447
Beijing Enterprises Water Group Ltd.	486,000	119,200
Beijing Kingsoft Office Software Inc., Class A	3,400	206,313
Beijing New Building Materials PLC, Class A	11,800	37,667
Beijing Shiji Information Technology Co. Ltd., Class A	14,974	40,983
Beijing Tongrentang Co. Ltd., Class A	100	851
Security	Shares	Value

China (continued)
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	4,400	$57,452
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	217,500	176,329
Betta Pharmaceuticals Co. Ltd., Class A	5,300	41,972
Bilibili Inc., Class Z(b)	21,127	332,464
Bloomage Biotechnology Corp. Ltd., Class A	4,071	50,406
BOC Aviation Ltd.(a)(c)	26,400	193,843
BOE Technology Group Co. Ltd., Class A	256,300	143,058
Bosideng International Holdings Ltd.	374,000	155,278
BYD Co. Ltd., Class A	11,800	421,737
BYD Co. Ltd., Class H	108,500	3,276,426
BYD Electronic International Co. Ltd.	88,000	256,157
C&D International Investment Group Ltd.	63,000	158,265
Caitong Securities Co. Ltd., Class A	71,380	74,980
Cambricon Technologies Corp. Ltd., Class A(b)	3,306	118,073
Canmax Technologies Co. Ltd., Class A	14,160	66,645
CGN Power Co. Ltd., Class H(a)	1,232,000	296,091
Changchun High & New Technology Industry Group Inc., Class A	3,400	76,184
Changjiang Securities Co. Ltd., Class A	73,000	61,638
Chaozhou Three-Circle Group Co. Ltd., Class A	18,299	77,501
Chengxin Lithium Group Co. Ltd., Class A	6,400	27,172
China Cinda Asset Management Co. Ltd., Class H	855,000	94,963
China CITIC Bank Corp. Ltd., Class H	930,000	489,543
China Coal Energy Co. Ltd., Class H	267,000	201,875
China Communications Services Corp. Ltd., Class H	300,000	142,674
China Conch Venture Holdings Ltd.	160,000	200,987
China Construction Bank Corp., Class A	87,800	78,968
China Construction Bank Corp., Class H	10,529,000	6,735,197
China CSSC Holdings Ltd., Class A	31,000	125,437
China Eastern Airlines Corp. Ltd., Class A(b)	89,072	58,455
China Energy Engineering Corp. Ltd., Class A	221,500	74,680
China Everbright Bank Co. Ltd., Class A	336,400	148,878
China Everbright Bank Co. Ltd., Class H	269,000	82,770
China Everbright Environment Group Ltd.	368,481	144,033
China Evergrande Group(b)(d)	518,000	45,075
China Feihe Ltd.(a)	353,000	205,304
China Galaxy Securities Co. Ltd., Class A	26,400	42,132
China Galaxy Securities Co. Ltd., Class H	374,000	201,584
China Gas Holdings Ltd.	334,400	379,247
China Great Wall Securities Co. Ltd., Class A	62,000	73,641
China Hongqiao Group Ltd.	280,000	198,712
China International Capital Corp. Ltd., Class A	100	585
China International Capital Corp. Ltd., Class H(a)	200,800	367,317
China Jinmao Holdings Group Ltd.	528,000	75,569
China Jushi Co. Ltd., Class A	44,800	85,790
China Lesso Group Holdings Ltd.	141,000	93,230
China Life Insurance Co. Ltd., Class A	19,200	100,746
China Life Insurance Co. Ltd., Class H	813,000	1,373,190
China Literature Ltd.(a)(b)	31,400	118,786
China Longyuan Power Group Corp. Ltd., Class H	395,000	443,387
China Medical System Holdings Ltd.	177,000	249,195
China Meheco Co. Ltd., Class A	17,400	33,738
China Meidong Auto Holdings Ltd.	62,000	79,791
China Mengniu Dairy Co. Ltd.	363,000	1,410,852
China Merchants Bank Co. Ltd., Class A	140,800	639,133
China Merchants Bank Co. Ltd., Class H	440,331	2,047,606
China Merchants Energy Shipping Co. Ltd., Class A	61,800	49,541
China Merchants Port Holdings Co. Ltd.	180,000	261,108
China Merchants Securities Co. Ltd., Class A	61,670	120,496

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	57,075	$101,831
China Minsheng Banking Corp. Ltd., Class A	281,500	156,590
China Minsheng Banking Corp. Ltd., Class H	629,660	249,180
China National Building Material Co. Ltd., Class H	452,000	255,809
China National Chemical Engineering Co. Ltd., Class A	37,800	45,411
China National Nuclear Power Co. Ltd., Class A	141,300	139,734
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	29,100	97,557
China Oilfield Services Ltd., Class H	222,000	226,033
China Overseas Land & Investment Ltd.	441,000	894,941
China Overseas Property Holdings Ltd.	165,000	151,400
China Pacific Insurance Group Co. Ltd., Class A	55,200	216,069
China Pacific Insurance Group Co. Ltd., Class H	271,200	686,457
China Petroleum & Chemical Corp., Class A	220,800	197,243
China Petroleum & Chemical Corp., Class H	2,698,600	1,699,342
China Power International Development Ltd.	544,000	207,193
China Railway Group Ltd., Class A	158,496	175,948
China Railway Group Ltd., Class H	407,000	268,187
China Resources Beer Holdings Co. Ltd.	178,000	1,123,636
China Resources Cement Holdings Ltd.	298,000	108,528
China Resources Gas Group Ltd.	101,200	333,186
China Resources Land Ltd.	373,777	1,399,031
China Resources Microelectronics Ltd., Class A	11,422	95,410
China Resources Mixc Lifestyle Services Ltd.(a)	70,800	322,343
China Resources Pharmaceutical Group Ltd.(a)	175,500	168,489
China Resources Power Holdings Co. Ltd.	218,000	503,327
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	9,090	83,425
China Ruyi Holdings Ltd.(b)(c)	500,000	111,754
China Shenhua Energy Co. Ltd., Class A	62,800	249,094
China Shenhua Energy Co. Ltd., Class H	340,000	1,074,846
China Southern Airlines Co. Ltd., Class A(b)	97,400	85,826
China Southern Airlines Co. Ltd., Class H(b)(c)	178,000	102,512
China State Construction Engineering Corp. Ltd., Class A	283,140	234,724
China State Construction International Holdings Ltd.	246,000	278,280
China Taiping Insurance Holdings Co. Ltd.	159,300	165,807
China Three Gorges Renewables Group Co. Ltd., Class A	220,000	167,776
China Tourism Group Duty Free Corp. Ltd., Class A	12,900	223,230
China Tourism Group Duty Free Corp. Ltd., Class H(a)(b)	8,800	140,122
China Tower Corp. Ltd., Class H(a)	4,752,000	521,920
China Traditional Chinese Medicine Holdings Co. Ltd.	362,000	174,097
China United Network Communications Ltd., Class A	224,200	154,984
China Vanke Co. Ltd., Class A	82,300	164,951
China Vanke Co. Ltd., Class H	209,900	277,268
China Yangtze Power Co. Ltd., Class A	158,500	501,142
China Zhenhua Group Science & Technology Co. Ltd., Class A	3,900	50,534
China Zheshang Bank Co. Ltd., Class A	175,400	70,734
Chinasoft International Ltd.	362,000	215,970
Chongqing Brewery Co. Ltd., Class A	3,199	40,093
Chongqing Changan Automobile Co. Ltd., Class A	50,412	84,797
Chongqing Zhifei Biological Products Co. Ltd., Class A	13,000	128,272
Chow Tai Fook Jewellery Group Ltd.	228,800	404,988
CITIC Ltd.	616,000	711,194
CITIC Securities Co. Ltd., Class A	88,090	248,114
CITIC Securities Co. Ltd., Class H	177,225	326,331
CMOC Group Ltd., Class A	143,500	105,747
CMOC Group Ltd., Class H	393,000	205,512
Contemporary Amperex Technology Co. Ltd., Class A	31,620	983,371
Security	Shares	Value

China (continued)
COSCO SHIPPING Energy Transportation Co. Ltd., Class A(b)	300	$472
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(b)	174,000	146,880
COSCO SHIPPING Holdings Co. Ltd., Class A	88,650	130,030
COSCO SHIPPING Holdings Co. Ltd., Class H	352,950	311,011
COSCO SHIPPING Ports Ltd.	244,000	153,630
Country Garden Holdings Co. Ltd.(c)	1,320,828	243,393
Country Garden Services Holdings Co. Ltd.	229,000	266,953
CRRC Corp. Ltd., Class A	221,100	218,670
CRRC Corp. Ltd., Class H	456,000	282,371
CSC Financial Co. Ltd., Class A	35,700	127,291
CSPC Pharmaceutical Group Ltd.	1,057,200	921,069
Dajin Heavy Industry Co. Ltd., Class A	8,700	40,559
Dali Foods Group Co. Ltd.(a)	222,000	74,050
Daqin Railway Co. Ltd., Class A	101,900	109,351
Daqo New Energy Corp., ADR(b)(c)	6,606	237,486
DHC Software Co. Ltd., Class A	36,700	37,998
Dong-E-E-Jiao Co. Ltd., Class A	9,100	63,011
Dongfang Electric Corp. Ltd., Class A	24,300	61,436
Dongfeng Motor Group Co. Ltd., Class H	360,000	155,899
Dongxing Securities Co. Ltd., Class A	300	345
Dongyue Group Ltd.	181,000	158,290
East Money Information Co. Ltd., Class A	106,098	209,294
Ecovacs Robotics Co. Ltd., Class A	3,600	35,020
ENN Energy Holdings Ltd.	88,100	1,025,987
ENN Natural Gas Co. Ltd., Class A	26,400	71,791
Eve Energy Co. Ltd., Class A	15,400	138,622
Everbright Securities Co. Ltd., Class A	35,200	78,330
Fangda Carbon New Material Co. Ltd., Class A(b)	44,440	39,453
Far East Horizon Ltd.	97,000	81,279
First Capital Securities Co. Ltd., Class A	91,200	75,216
Flat Glass Group Co. Ltd., Class A	11,800	53,524
Flat Glass Group Co. Ltd., Class H	51,000	143,417
Focus Media Information Technology Co. Ltd., Class A	110,200	99,509
Foshan Haitian Flavouring & Food Co. Ltd., Class A	28,374	241,290
Fosun International Ltd.	266,500	175,767
Foxconn Industrial Internet Co. Ltd., Class A	70,600	179,077
Fuyao Glass Industry Group Co. Ltd., Class A	100	456
Fuyao Glass Industry Group Co. Ltd., Class H(a)	74,400	270,952
Ganfeng Lithium Co. Ltd., Class H(a)(c)	41,280	261,293
Ganfeng Lithium Group Co. Ltd., Class A	13,520	118,024
G-Bits Network Technology Xiamen Co. Ltd., Class A	1,000	78,664
GCL-Poly Energy Holdings Ltd.(b)	2,288,000	496,865
GD Power Development Co. Ltd., Class A(b)	124,000	71,057
GDS Holdings Ltd., Class A(b)	97,168	118,809
Geely Automobile Holdings Ltd.	710,000	827,146
GEM Co. Ltd., Class A	63,900	59,944
Gemdale Corp., Class A	300	306
Genscript Biotech Corp.(b)(c)	122,000	270,505
GF Securities Co. Ltd., Class A	57,800	121,118
GF Securities Co. Ltd., Class H	95,800	133,219
GigaDevice Semiconductor Inc., Class A	5,000	77,818
Ginlong Technologies Co. Ltd., Class A(b)	2,800	39,302
GoerTek Inc., Class A	29,500	76,156
Gotion High-tech Co. Ltd., Class A	20,400	76,283
Great Wall Motor Co. Ltd., Class A	26,600	84,433
Great Wall Motor Co. Ltd., Class H	224,500	230,745
Gree Electric Appliances Inc. of Zhuhai, Class A	26,400	122,464
Greentown China Holdings Ltd.	104,500	98,196

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Greentown Service Group Co. Ltd.	184,000	$99,524
Guangdong Haid Group Co. Ltd., Class A	11,600	75,323
Guangdong Investment Ltd.	360,000	306,786
Guanghui Energy Co. Ltd., Class A	55,500	56,574
Guangzhou Automobile Group Co. Ltd., Class A	53,100	76,034
Guangzhou Automobile Group Co. Ltd., Class H	268,800	154,243
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	18,400	92,865
Guangzhou Haige Communications Group Inc. Co., Class A	35,200	49,565
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	5,000	43,595
Guangzhou Tinci Materials Technology Co. Ltd., Class A	17,600	101,206
Guosen Securities Co. Ltd., Class A	500	647
Guotai Junan Securities Co. Ltd., Class A	70,800	147,171
Guoyuan Securities Co. Ltd., Class A	44,240	41,665
H World Group Ltd., ADR(b)	20,926	766,310
Haidilao International Holding Ltd.(a)(b)	218,000	459,177
Haier Smart Home Co. Ltd., Class A	61,500	185,611
Haier Smart Home Co. Ltd., Class H	246,400	704,758
Hainan Airport Infrastructure Co. Ltd.	87,000	54,029
Haitian International Holdings Ltd.	90,000	204,511
Haitong Securities Co. Ltd., Class A	97,600	129,005
Haitong Securities Co. Ltd., Class H	246,400	163,657
Hangzhou First Applied Material Co. Ltd., Class A	17,264	74,331
Hangzhou Robam Appliances Co. Ltd., Class A	8,900	29,217
Hangzhou Silan Microelectronics Co. Ltd., Class A	13,500	60,573
Hangzhou Tigermed Consulting Co. Ltd., Class A	6,600	75,073
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	8,800	65,839
Hansoh Pharmaceutical Group Co. Ltd.(a)	116,000	193,070
Henan Shuanghui Investment & Development Co. Ltd., Class A	28,656	99,014
Hengan International Group Co. Ltd.	70,000	297,607
Hengli Petrochemical Co. Ltd., Class A	70,100	155,468
Hengyi Petrochemical Co. Ltd., Class A	52,890	49,827
Hesteel Co. Ltd., Class A	103,000	33,164
Hithink RoyalFlush Information Network Co. Ltd., Class A	6,000	135,636
Hongfa Technology Co. Ltd., Class A	5,840	24,837
Hoshine Silicon Industry Co. Ltd., Class A	8,800	83,297
Hua Hong Semiconductor Ltd.(a)(b)	90,000	291,377
Huadian Power International Corp. Ltd., Class A	90,000	90,138
Huadong Medicine Co. Ltd., Class A	17,772	97,274
Hualan Biological Engineering Inc., Class A	200	632
Huaneng Power International Inc., Class A(b)	71,600	102,446
Huaneng Power International Inc., Class H(b)	384,000	246,811
Huatai Securities Co. Ltd., Class A	70,500	133,997
Huatai Securities Co. Ltd., Class H(a)	125,600	157,127
Huaxi Securities Co. Ltd., Class A	35,900	41,902
Huaxia Bank Co. Ltd., Class A	122,900	99,771
Huayu Automotive Systems Co. Ltd., Class A	29,300	71,886
Huizhou Desay Sv Automotive Co. Ltd., Class A	4,100	65,492
Hunan Valin Steel Co. Ltd., Class A	68,400	46,730
Hundsun Technologies Inc., Class A	11,575	69,049
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	42,600	249,954
Iflytek Co. Ltd., Class A	21,100	177,146
Imeik Technology Development Co. Ltd., Class A	1,500	95,085
Industrial & Commercial Bank of China Ltd., Class A	449,100	304,719
Industrial & Commercial Bank of China Ltd., Class H	6,175,000	3,297,698
Industrial Bank Co. Ltd., Class A	132,200	307,564
Industrial Securities Co. Ltd., Class A	79,640	68,475
Ingenic Semiconductor Co. Ltd., Class A	3,600	47,795
Security	Shares	Value

China (continued)
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	369,600	$95,063
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	125,700	77,531
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	44,100	178,750
Inner Mongolia Yitai Coal Co. Ltd., Class B.	114,400	147,586
Innovent Biologics Inc.(a)(b)	120,000	562,986
Inspur Electronic Information Industry Co. Ltd., Class A	8,500	53,173
iQIYI Inc., ADR(b)(c)	48,137	195,436
JA Solar Technology Co. Ltd., Class A	27,488	139,229
JCET Group Co. Ltd., Class A	12,500	54,749
JD Health International Inc.(a)(b)	121,500	749,426
JD.com Inc., Class A	258,044	4,203,950
Jiangsu Eastern Shenghong Co. Ltd., Class A	53,300	87,193
Jiangsu Expressway Co. Ltd., Class H	186,000	179,958
Jiangsu Hengli Hydraulic Co. Ltd., Class A	12,620	96,788
Jiangsu Hengrui Medicine Co. Ltd., Class A	47,376	303,163
Jiangsu King’s Luck Brewery JSC Ltd., Class A	8,900	69,690
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	11,303	213,608
Jiangsu Yangnong Chemical Co. Ltd., Class A	2,300	26,814
Jiangsu Zhongtian Technology Co. Ltd., Class A	28,100	57,325
Jiangxi Copper Co. Ltd., Class A	41,000	106,618
Jiangxi Copper Co. Ltd., Class H	104,000	156,698
Jinko Solar Co. Ltd., Class A	50,790	90,844
JiuGui Liquor Co. Ltd., Class A	2,400	32,031
Jiumaojiu International Holdings Ltd.(a)	92,000	157,747
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	35,729	68,906
Jointown Pharmaceutical Group Co. Ltd., Class A	28,600	65,287
JOYY Inc., ADR	5,155	127,844
Juneyao Airlines Co. Ltd., Class A(b)	26,100	57,574
Kanzhun Ltd., ADR(b)	20,152	279,508
KE Holdings Inc., ADR(b)	72,751	1,035,974
Kingboard Holdings Ltd.	88,000	237,109
Kingboard Laminates Holdings Ltd.	89,000	81,449
Kingdee International Software Group Co. Ltd.(b)	303,000	402,804
Kingsoft Corp. Ltd.	108,200	393,358
Koolearn Technology Holding Ltd.(a)(b)(c)	44,000	163,602
Kuaishou Technology(a)(b)	258,500	1,754,128
Kunlun Energy Co. Ltd.	460,000	366,917
Kunlun Tech Co. Ltd., Class A	8,700	70,128
Kweichow Moutai Co. Ltd., Class A	8,318	1,906,304
LB Group Co. Ltd., Class A	24,100	53,163
Legend Biotech Corp., ADR(b)	6,314	405,169
Lenovo Group Ltd.	712,000	669,322
Lens Technology Co. Ltd., Class A	26,500	43,313
Lepu Medical Technology Beijing Co. Ltd., Class A	22,800	79,033
Li Auto Inc., Class A(b)	120,548	1,749,193
Li Ning Co. Ltd.	269,500	1,448,029
Longfor Group Holdings Ltd.(a)(c)	220,500	424,630
LONGi Green Energy Technology Co. Ltd., Class A	53,056	214,754
Lufax Holding Ltd., ADR.	77,352	99,011
Luxshare Precision Industry Co. Ltd., Class A	52,941	203,125
Luzhou Laojiao Co. Ltd., Class A	10,900	313,213
Mango Excellent Media Co. Ltd., Class A	17,700	72,842
Maxscend Microelectronics Co. Ltd., Class A	5,120	63,784
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(b)	50,184	44,981
Meituan, Class B(a)(b)	554,950	7,792,207
Metallurgical Corp. of China Ltd., Class A	184,800	104,629
Microport Scientific Corp.(b)(c)	96,800	166,514
Ming Yang Smart Energy Group Ltd., Class A	14,900	36,763

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
MINISO Group Holding Ltd., ADR	10,575	$160,740
Minth Group Ltd.	76,000	190,126
Montage Technology Co. Ltd., Class A	8,400	75,244
Muyuan Foods Co. Ltd., Class A	39,611	223,070
NARI Technology Co. Ltd., Class A	46,328	178,471
NAURA Technology Group Co. Ltd., Class A	3,400	145,086
NavInfo Co. Ltd., Class A	31,327	51,659
NetEase Inc.	220,100	3,743,646
New China Life Insurance Co. Ltd., Class A	200	1,034
New China Life Insurance Co. Ltd., Class H	119,200	308,310
New Hope Liuhe Co. Ltd., Class A(b)	41,700	66,083
New Oriental Education & Technology Group Inc.(b)	167,460	633,306
Nine Dragons Paper Holdings Ltd.	176,000	97,608
Ninestar Corp., Class A	9,800	53,859
Ningbo Deye Technology Co. Ltd., Class A, NVS	2,700	51,389
Ningbo Orient Wires & Cables Co. Ltd., Class A	8,800	60,590
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	4,496	36,346
Ningbo Shanshan Co. Ltd., Class A	24,000	49,755
Ningbo Tuopu Group Co. Ltd., Class A	9,300	75,969
Ningxia Baofeng Energy Group Co. Ltd., Class A	61,700	105,333
NIO Inc., ADR(b)	152,073	1,145,110
Nongfu Spring Co. Ltd., Class H(a)	189,200	1,014,412
Oppein Home Group Inc., Class A	3,800	50,623
Orient Overseas International Ltd.	14,500	176,653
Orient Securities Co. Ltd., Class A	53,044	73,704
Ovctek China Inc., Class A	9,000	35,355
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(b)	70,400	39,383
People’s Insurance Co. Group of China Ltd. (The), Class A	300	258
People’s Insurance Co. Group of China Ltd. (The), Class H	1,057,000	399,665
Perfect World Co. Ltd., Class A	18,196	46,963
PetroChina Co. Ltd., Class A	149,600	157,584
PetroChina Co. Ltd., Class H	2,324,000	1,502,208
Pharmaron Beijing Co. Ltd., Class A	9,700	62,990
Pharmaron Beijing Co. Ltd., Class H(a)	17,600	65,002
PICC Property & Casualty Co. Ltd., Class H	792,740	945,668
Pinduoduo Inc., ADR(b)	55,761	3,642,309
Ping An Bank Co. Ltd., Class A	137,936	225,085
Ping An Healthcare and Technology Co. Ltd.(a)(b)	55,400	128,151
Ping An Insurance Group Co. of China Ltd., Class A	79,100	522,417
Ping An Insurance Group Co. of China Ltd., Class H	686,500	4,356,656
Poly Developments and Holdings Group Co. Ltd., Class A	91,800	164,367
Pop Mart International Group Ltd.(a)(c)	60,000	131,924
Postal Savings Bank of China Co. Ltd., Class A	246,000	177,630
Postal Savings Bank of China Co. Ltd., Class H(a)	815,000	512,071
Power Construction Corp. of China Ltd., Class A	123,600	115,111
Pylon Technologies Co. Ltd., Class A, NVS	1,361	37,777
Qifu Technology Inc.	13,313	183,054
Qinghai Salt Lake Industry Co. Ltd., Class A(b)	44,100	116,489
Rongsheng Petrochemical Co. Ltd., Class A	67,328	109,793
SAIC Motor Corp. Ltd., Class A	62,622	118,076
Sanan Optoelectronics Co. Ltd., Class A	34,800	96,568
Sany Heavy Equipment International Holdings Co. Ltd.	151,000	199,237
Sany Heavy Industry Co. Ltd., Class A	53,000	109,396
Satellite Chemical Co. Ltd., Class A	26,412	47,037
SDIC Capital Co. Ltd., Class A	60,900	63,234
SDIC Power Holdings Co. Ltd., Class A	52,200	96,739
Seazen Holdings Co. Ltd., Class A(b)	20,100	39,503
SF Holding Co. Ltd., Class A	35,500	236,387
Security	Shares	Value

China (continued)
SG Micro Corp., Class A	2,700	$41,139
Shaanxi Coal Industry Co. Ltd., Class A	70,573	166,217
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	26,400	46,291
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	8,953	28,542
Shandong Gold Mining Co. Ltd., Class A	44,060	156,542
Shandong Gold Mining Co. Ltd., Class H(a)	66,000	125,986
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	23,700	97,139
Shandong Linglong Tyre Co. Ltd., Class A	17,605	52,700
Shandong Nanshan Aluminum Co. Ltd., Class A	132,100	55,870
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	270,000	398,671
Shanghai Aiko Solar Energy Co. Ltd., Class A(b)	8,700	42,136
Shanghai Baosight Software Co. Ltd., Class A	10,650	79,360
Shanghai Baosight Software Co. Ltd., Class B	53,180	176,808
Shanghai Electric Group Co. Ltd., Class A(b)	115,400	78,301
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	100	438
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	56,500	153,889
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	35,000	93,969
Shanghai International Airport Co. Ltd., Class A(b)	9,500	62,222
Shanghai International Port Group Co. Ltd., Class A	67,300	49,824
Shanghai Jinjiang International Hotels Co. Ltd., Class A	9,656	63,630
Shanghai Junshi Biosciences Co. Ltd., Class A(b)	5,200	33,193
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	128,816	76,927
Shanghai M&G Stationery Inc., Class A	6,900	41,216
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	300	989
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	107,600	214,443
Shanghai Pudong Development Bank Co. Ltd., Class A	194,100	200,476
Shanghai Putailai New Energy Technology Co. Ltd., Class A	13,875	69,173
Shanghai RAAS Blood Products Co. Ltd., Class A	87,000	82,144
Shanghai Rural Commercial Bank Co. Ltd.	78,600	65,161
Shanxi Coal International Energy Group Co. Ltd.	17,400	32,955
Shanxi Coking Coal Energy Group Co. Ltd., Class A	51,680	71,509
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	26,400	69,378
Shanxi Meijin Energy Co. Ltd., Class A	55,700	56,102
Shanxi Securities Co. Ltd., Class A	79,730	65,191
Shanxi Taigang Stainless Steel Co. Ltd., Class A	103,000	57,638
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	9,320	275,166
Shennan Circuits Co. Ltd., Class A	3,800	41,811
Shenwan Hongyuan Group Co. Ltd., Class A	198,900	131,933
Shenzhen Dynanonic Co. Ltd., Class A	1,920	29,683
Shenzhen Energy Group Co. Ltd., Class A	79,620	77,319
Shenzhen Inovance Technology Co. Ltd., Class A	18,050	149,928
Shenzhen International Holdings Ltd.(c)	175,500	139,133
Shenzhen Kangtai Biological Products Co. Ltd., Class A	18,620	72,746
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	9,000	380,590
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	8,500	71,549
Shenzhen Overseas Chinese Town Co. Ltd., Class A	79,200	52,948
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	100	493
Shenzhen Senior Technology Co. Ltd., Class A	17,400	39,556
Shenzhen Transsion Holding Co. Ltd., Class A	6,147	108,372
Shenzhou International Group Holdings Ltd.	90,200	730,384
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	13,220	53,336
Shimao Group Holdings Ltd.(b)(c)(d)	92,601	15,274
Sichuan Chuantou Energy Co. Ltd., Class A	49,400	103,368
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	18,700	81,323
Sichuan New Energy Power Co. Ltd., Class A(b)	17,400	34,251

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sichuan Road & Bridge Co. Ltd., Class A	33,200	$70,912
Sichuan Swellfun Co. Ltd., Class A	3,700	30,337
Sino Biopharmaceutical Ltd.	1,146,250	546,436
Sinoma International Engineering Co.	26,100	48,773
Sinoma Science & Technology Co. Ltd., Class A	17,400	47,477
Sinopharm Group Co. Ltd., Class H	154,400	506,133
Smoore International Holdings Ltd.(a)(c)	205,000	206,880
Songcheng Performance Development Co. Ltd., Class A	30,800	55,030
SooChow Securities Co. Ltd., Class A	79,136	79,908
StarPower Semiconductor Ltd., Class A	1,300	39,829
Sungrow Power Supply Co. Ltd., Class A	11,700	181,038
Sunny Optical Technology Group Co. Ltd.	79,400	747,392
Sunwoda Electronic Co. Ltd., Class A	18,800	42,099
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	200	714
Suzhou Maxwell Technologies Co. Ltd., Class A	2,080	46,222
TAL Education Group, ADR(b)	47,960	260,423
TBEA Co. Ltd., Class A	24,400	76,705
TCL Technology Group Corp., Class A	155,370	84,318
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	22,500	117,445
Tencent Holdings Ltd.	684,900	27,104,448
Tencent Music Entertainment Group, ADR(b)	80,199	556,581
Thunder Software Technology Co. Ltd., Class A	3,200	43,956
Tianma Microelectronics Co. Ltd., Class A(b)	200	272
Tianqi Lithium Corp., Class A(b)	9,900	100,185
Tingyi Cayman Islands Holding Corp.	232,000	347,532
Toly Bread Co. Ltd., Class A	11,202	16,446
Tongcheng Travel Holdings Ltd.(b)	128,400	256,309
Tongling Nonferrous Metals Group Co. Ltd., Class A	134,800	55,001
Tongwei Co. Ltd., Class A	35,500	170,171
Topsports International Holdings Ltd.(a)	188,000	146,081
TravelSky Technology Ltd., Class H	106,000	193,376
Trina Solar Co. Ltd., Class A	17,400	96,132
Trip.com Group Ltd.(b)	60,747	1,934,724
Tsingtao Brewery Co. Ltd., Class A	8,464	113,212
Tsingtao Brewery Co. Ltd., Class H	62,000	533,790
Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,159	79,775
Uni-President China Holdings Ltd.	187,000	162,517
Unisplendour Corp. Ltd., Class A	26,480	121,433
Vinda International Holdings Ltd.	48,000	115,543
Vipshop Holdings Ltd., ADR(b)	39,248	562,031
Walvax Biotechnology Co. Ltd., Class A	13,800	56,057
Wanhua Chemical Group Co. Ltd., Class A	21,100	243,932
Want Want China Holdings Ltd.	528,000	353,404
Weibo Corp., ADR(b)	7,155	99,955
Weichai Power Co. Ltd., Class A	53,124	86,304
Weichai Power Co. Ltd., Class H	214,200	290,824
Wens Foodstuffs Group Co. Ltd., Class A	53,160	125,692
Western Securities Co. Ltd., Class A	83,300	75,865
Will Semiconductor Co. Ltd. Shanghai, Class A	10,130	142,147
Wingtech Technology Co. Ltd., Class A	11,500	80,609
Wuhan Guide Infrared Co. Ltd., Class A	30,789	44,426
Wuliangye Yibin Co. Ltd., Class A	26,900	610,404
WuXi AppTec Co. Ltd., Class A	26,304	240,388
WuXi AppTec Co. Ltd., Class H(a)	32,996	271,394
Wuxi Biologics Cayman Inc.(a)(b)	412,500	2,111,907
XCMG Construction Machinery Co. Ltd., Class A	88,400	74,343
Xiamen C & D Inc., Class A	19,900	32,470
Xiamen Faratronic Co. Ltd.	1,700	32,013
Security	Shares	Value

China (continued)
Xiaomi Corp., Class B(a)(b)	1,690,800	$2,232,914
Xinjiang Daqo New Energy Co. Ltd., Class A	14,616	87,689
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	35,502	54,291
Xinyi Solar Holdings Ltd.	570,000	563,055
XPeng Inc.(b)	115,452	457,566
Xtep International Holdings Ltd.	176,000	176,903
Yadea Group Holdings Ltd.(a)	122,000	243,143
Yankuang Energy Group Co. Ltd., Class A	9,400	35,823
Yankuang Energy Group Co. Ltd., Class H	182,000	461,457
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	11,800	40,445
Yealink Network Technology Corp. Ltd., Class A	6,700	49,878
Yifeng Pharmacy Chain Co. Ltd., Class A	100	697
Yihai International Holding Ltd.	55,000	122,033
Yihai Kerry Arawana Holdings Co. Ltd., Class A	18,700	105,762
Yintai Gold Co. Ltd., Class A	26,400	48,032
YongXing Special Materials Technology Co. Ltd., Class A	3,900	34,684
Yonyou Network Technology Co. Ltd., Class A	26,418	73,765
Youngy Co. Ltd., Class A(b)	1,900	16,428
YTO Express Group Co. Ltd., Class A	24,000	51,903
Yuexiu Property Co. Ltd.	176,600	191,304
Yum China Holdings Inc.	45,918	2,592,530
Yunda Holding Co. Ltd., Class A	12,480	20,006
Yunnan Baiyao Group Co. Ltd., Class A	15,580	117,900
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	2,100	27,235
Yunnan Energy New Material Co. Ltd., Class A(b)	5,600	71,654
Zangge Mining Co. Ltd., Class A	17,600	56,819
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,800	162,440
Zhaojin Mining Industry Co. Ltd., Class H(b)	132,000	187,975
Zhejiang China Commodities City Group Co. Ltd., Class A	34,800	40,241
Zhejiang Chint Electrics Co. Ltd., Class A	18,800	69,039
Zhejiang Dahua Technology Co. Ltd., Class A	38,600	107,696
Zhejiang Expressway Co. Ltd., Class H	208,000	154,048
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	19,100	49,510
Zhejiang Huayou Cobalt Co. Ltd., Class A	13,120	85,272
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	8,800	85,272
Zhejiang Juhua Co. Ltd., Class A	35,200	65,034
Zhejiang NHU Co. Ltd., Class A	26,860	56,982
Zhejiang Supcon Technology Co. Ltd., Class A	3,659	53,161
Zhejiang Weiming Environment Protection Co. Ltd., Class A	17,400	44,275
Zheshang Securities Co. Ltd., Class A	400	562
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	79,200	223,047
Zhongji Innolight Co. Ltd., Class A	8,700	131,406
Zhongsheng Group Holdings Ltd.	70,000	258,348
Zhongtai Securities Co. Ltd., Class A	600	574
Zhuzhou CRRC Times Electric Co. Ltd.	67,400	283,639
Zijin Mining Group Co. Ltd., Class A	208,500	313,469
Zijin Mining Group Co. Ltd., Class H	530,000	720,882
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	74,100	65,956
ZTE Corp., Class A	26,400	130,624
ZTE Corp., Class H	78,560	241,215
ZTO Express Cayman Inc., ADR	46,317	1,169,041
		210,141,090
Hong Kong — 0.0%
China Renewable Energy Investment Ltd.(d)	2,513	—

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India — 18.2%
ABB India Ltd.	6,864	$342,028
ACC Ltd.	7,414	159,120
Adani Enterprises Ltd.	19,291	580,671
Adani Green Energy Ltd.(b)	33,332	392,688
Adani Ports & Special Economic Zone Ltd.	56,027	499,602
Adani Power Ltd.(b)	78,157	235,436
Ambuja Cements Ltd.(b)	66,793	341,349
Apollo Hospitals Enterprise Ltd.	11,440	638,440
Asian Paints Ltd.	42,308	1,630,022
AU Small Finance Bank Ltd.(a)	17,618	165,181
Aurobindo Pharma Ltd.	27,722	220,542
Avenue Supermarts Ltd.(a)(b)	18,102	758,074
Axis Bank Ltd.	248,906	2,746,891
Bajaj Auto Ltd.	7,398	407,936
Bajaj Finance Ltd.	30,055	2,534,664
Bajaj Finserv Ltd.	42,578	745,462
Bajaj Holdings & Investment Ltd.	2,904	254,827
Balkrishna Industries Ltd.	9,347	256,700
Bandhan Bank Ltd.(a)(b)	77,086	249,222
Bank of Baroda	108,554	242,180
Berger Paints India Ltd.	28,316	222,305
Bharat Electronics Ltd.	403,648	546,635
Bharat Forge Ltd.	29,229	279,074
Bharat Petroleum Corp. Ltd.	82,934	364,151
Bharti Airtel Ltd.	247,441	2,539,868
Britannia Industries Ltd.	12,066	678,973
CG Power and Industrial Solutions Ltd.	65,280	309,732
Cholamandalam Investment and Finance Co. Ltd.	46,228	586,515
Cipla Ltd.	55,944	644,065
Coal India Ltd.	169,133	492,617
Colgate-Palmolive India Ltd.	12,848	246,944
Container Corp. of India Ltd.	31,328	253,791
Dabur India Ltd.	69,773	467,928
Divi’s Laboratories Ltd.	13,080	544,011
DLF Ltd.	69,101	396,090
Dr. Reddy’s Laboratories Ltd.	11,928	650,114
Eicher Motors Ltd.	14,888	660,075
GAIL India Ltd.	248,892	315,067
Godrej Consumer Products Ltd.(b)	45,081	576,241
Godrej Properties Ltd.(b)	14,649	245,858
Grasim Industries Ltd.	29,514	611,931
Havells India Ltd.	27,039	426,871
HCL Technologies Ltd.	103,640	1,431,811
HDFC Life Insurance Co. Ltd.(a)	107,894	771,015
Hero MotoCorp Ltd.	12,271	408,922
Hindalco Industries Ltd.	140,673	688,767
Hindustan Aeronautics Ltd.	8,749	329,632
Hindustan Petroleum Corp. Ltd.	63,650	200,618
Hindustan Unilever Ltd.	90,902	2,929,439
Housing Development Finance Corp. Ltd.	192,257	6,126,416
ICICI Bank Ltd.	564,360	6,453,822
ICICI Lombard General Insurance Co. Ltd.(a)	26,276	374,849
ICICI Prudential Life Insurance Co. Ltd.(a)	36,402	204,769
Indian Hotels Co. Ltd. (The)	96,272	452,951
Indian Oil Corp. Ltd.	304,066	330,581
Indian Railway Catering & Tourism Corp. Ltd.	26,488	207,643
Indraprastha Gas Ltd.	33,879	196,550
Info Edge India Ltd.	7,858	386,191
Infosys Ltd.	365,449	5,809,554
InterGlobe Aviation Ltd.(a)(b)	14,669	420,520
Security	Shares	Value

India (continued)
ITC Ltd.	331,779	$1,784,582
Jindal Steel & Power Ltd.	40,240	251,380
JSW Steel Ltd.	67,580	568,300
Jubilant Foodworks Ltd.	45,323	264,297
Kotak Mahindra Bank Ltd.	117,908	2,864,201
Larsen & Toubro Infotech Ltd.(a)	9,875	595,066
Larsen & Toubro Ltd.	75,266	2,003,176
Lupin Ltd.	24,122	234,275
Mahindra & Mahindra Ltd.	102,760	1,636,257
Marico Ltd.	56,294	369,148
Maruti Suzuki India Ltd.	14,772	1,670,863
Max Healthcare Institute Ltd.(b)	83,857	556,922
Mphasis Ltd.	7,938	186,411
MRF Ltd.	195	228,922
Muthoot Finance Ltd.	14,467	194,870
Nestle India Ltd.	3,670	960,929
NTPC Ltd.	471,251	988,282
Oil & Natural Gas Corp. Ltd.	328,888	615,021
Page Industries Ltd.	657	307,641
Petronet LNG Ltd.	76,708	209,116
PI Industries Ltd.	8,679	379,217
Pidilite Industries Ltd.	17,186	541,249
Power Grid Corp. of India Ltd.	375,030	1,059,107
Reliance Industries Ltd.	334,888	9,984,638
Samvardhana Motherson International Ltd.	255,552	243,810
SBI Cards & Payment Services Ltd.	30,390	336,500
SBI Life Insurance Co. Ltd.(a)	50,032	745,809
Shree Cement Ltd.	1,063	323,014
Shriram Transport Finance Co. Ltd.	25,285	427,297
Siemens Ltd.	9,159	392,634
Sona Blw Precision Forgings Ltd.(a)	31,943	209,094
SRF Ltd.	15,895	483,422
State Bank of India	196,506	1,374,209
Sun Pharmaceutical Industries Ltd.	105,738	1,246,735
Tata Consultancy Services Ltd.	100,316	3,982,446
Tata Consumer Products Ltd.	62,823	606,026
Tata Elxsi Ltd.	3,612	323,482
Tata Motors Ltd.(b)	188,518	1,197,260
Tata Power Co. Ltd. (The)	157,191	404,981
Tata Steel Ltd.	800,273	1,022,641
Tech Mahindra Ltd.	58,628	788,940
Titan Co. Ltd.	38,857	1,324,664
Torrent Pharmaceuticals Ltd.	11,005	243,920
Trent Ltd.	20,256	381,670
Tube Investments of India Ltd.	13,093	452,713
TVS Motor Co. Ltd.	26,898	423,009
UltraTech Cement Ltd.	12,461	1,183,348
United Spirits Ltd.(b)	32,035	341,598
UPL Ltd.	55,146	456,047
Varun Beverages Ltd.	25,960	531,070
Vedanta Ltd.	81,090	272,375
Wipro Ltd.	146,113	713,277
Yes Bank Ltd.(b)	1,407,298	275,252
Zomato Ltd.(b)	440,092	366,625
		102,711,679
Indonesia — 2.6%
Adaro Energy Indonesia Tbk PT	1,591,500	216,269
Aneka Tambang Tbk	1,029,900	130,093
Astra International Tbk PT	2,244,000	964,071
Bank Central Asia Tbk PT	6,117,200	3,691,286

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Bank Mandiri Persero Tbk PT	4,140,200	$1,397,078
Bank Negara Indonesia Persero Tbk PT	793,900	478,893
Bank Rakyat Indonesia Persero Tbk PT	7,534,577	2,799,759
Barito Pacific Tbk PT	3,077,893	155,979
Charoen Pokphand Indonesia Tbk PT	763,400	252,097
GoTo Gojek Tokopedia Tbk PT(b)	90,142,300	882,467
Indah Kiat Pulp & Paper Tbk PT	309,600	142,375
Indofood CBP Sukses Makmur Tbk PT	237,700	185,442
Indofood Sukses Makmur Tbk PT	465,500	220,434
Kalbe Farma Tbk PT	2,317,000	313,795
Merdeka Copper Gold Tbk PT(b)	1,361,866	272,353
Sarana Menara Nusantara Tbk PT	2,287,700	151,030
Semen Indonesia Persero Tbk PT	353,925	136,800
Sumber Alfaria Trijaya Tbk PT	1,883,200	331,528
Telkom Indonesia Persero Tbk PT	5,482,100	1,480,087
Unilever Indonesia Tbk PT	794,000	239,870
United Tractors Tbk PT	165,000	244,986
Vale Indonesia Tbk PT	308,600	129,549
		14,816,241
Malaysia — 1.8%
AMMB Holdings Bhd	198,300	156,315
Axiata Group Bhd	311,700	187,599
CIMB Group Holdings Bhd	701,300	732,069
Dialog Group Bhd	361,778	169,166
DiGi.Com Bhd	413,100	400,064
Gamuda Bhd	193,900	186,534
Genting Bhd	214,000	194,575
Genting Malaysia Bhd	347,400	188,818
HAP Seng Consolidated Bhd	9,100	7,138
Hong Leong Bank Bhd	71,600	300,383
Hong Leong Financial Group Bhd	26,500	99,443
IHH Healthcare Bhd	233,900	292,386
Inari Amertron Bhd	308,200	168,007
IOI Corp. Bhd	290,600	232,051
Kuala Lumpur Kepong Bhd	48,100	217,487
Malayan Banking Bhd	575,800	1,078,821
Malaysia Airports Holdings Bhd	88,056	131,797
Maxis Bhd	273,400	243,420
MISC Bhd	118,100	186,646
MR DIY Group M Bhd(a)	360,000	122,395
Nestle Malaysia Bhd	8,900	258,390
Petronas Chemicals Group Bhd	302,800	429,826
Petronas Dagangan Bhd	39,500	180,747
Petronas Gas Bhd	83,900	304,298
PPB Group Bhd	70,480	248,295
Press Metal Aluminium Holdings Bhd	423,000	422,002
Public Bank Bhd	1,574,050	1,298,919
QL Resources Bhd	124,050	149,166
RHB Bank Bhd	155,962	180,758
Sime Darby Bhd	276,500	123,890
Sime Darby Plantation Bhd	231,500	211,215
Telekom Malaysia Bhd	129,100	142,481
Tenaga Nasional Bhd	272,800	561,892
Top Glove Corp. Bhd(b)(c)	527,100	129,998
		9,936,991
Philippines — 0.8%
Aboitiz Equity Ventures Inc.	190,660	184,745
ACEN Corp.(b)	76,455	7,975
Ayala Corp.	31,150	365,896
Ayala Land Inc.	769,260	360,029
Security	Shares	Value

Philippines (continued)
Bank of the Philippine Islands	197,224	$350,994
BDO Unibank Inc.	265,994	644,505
International Container Terminal Services Inc.	111,420	386,907
JG Summit Holdings Inc.	320,175	273,631
Jollibee Foods Corp.	49,430	207,348
Manila Electric Co.	26,720	155,441
Metropolitan Bank & Trust Co.	203,942	209,262
PLDT Inc.	8,195	174,846
SM Investments Corp.	25,964	429,362
SM Prime Holdings Inc.	1,153,950	671,602
Universal Robina Corp.	106,510	266,274
		4,688,817
South Korea — 15.1%
Amorepacific Corp.	3,173	249,645
BGF retail Co. Ltd.	797	114,456
Celltrion Healthcare Co. Ltd.	11,903	662,633
Celltrion Inc.	12,139	1,564,220
Celltrion Pharm Inc.(b)	1,774	113,732
CJ CheilJedang Corp.	1,010	235,744
CJ Corp.	1,641	109,468
CosmoAM&T Co. Ltd.(b)	1,592	214,346
Coway Co. Ltd.	6,892	249,998
DB Insurance Co. Ltd.	4,986	278,311
Doosan Bobcat Inc.	5,829	234,483
Doosan Enerbility Co. Ltd.(b)	49,678	600,536
Ecopro BM Co. Ltd.	5,330	995,717
E-MART Inc.	1,973	125,285
F&F Co. Ltd./New.	2,027	197,391
GS Holdings Corp.	5,679	164,764
Hana Financial Group Inc.	32,359	1,009,436
Hankook Tire & Technology Co. Ltd.	8,666	225,033
Hanmi Pharm Co. Ltd.	858	188,797
Hanon Systems	21,121	149,174
Hanwha Aerospace Co. Ltd.	4,002	319,919
Hanwha Solutions Corp.(b)	11,024	371,076
HD Hyundai Co. Ltd.	5,032	216,563
HD Hyundai Heavy Industries Co. Ltd.(b)	2,370	207,147
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	4,721	342,275
HLB Inc.(b)	11,926	332,494
HMM Co. Ltd.	26,814	358,156
Hotel Shilla Co. Ltd.	3,435	199,790
HYBE Co. Ltd.(b)	2,084	429,508
Hyundai Engineering & Construction Co. Ltd.	8,193	236,059
Hyundai Glovis Co. Ltd.	1,815	230,910
Hyundai Mipo Dockyard Co. Ltd.(b)	2,816	158,041
Hyundai Mobis Co. Ltd.	6,623	1,111,811
Hyundai Motor Co.	15,018	2,259,852
Hyundai Steel Co.	8,926	219,158
Industrial Bank of Korea.	28,642	220,204
Kakao Corp.	34,790	1,472,041
Kakao Games Corp.(b)	4,167	121,825
Kakao Pay Corp.(b)	3,095	139,938
KakaoBank Corp.	17,923	353,503
Kangwon Land Inc.	11,060	151,814
KB Financial Group Inc.	42,551	1,534,436
Kia Corp.	28,982	1,872,401
Korea Aerospace Industries Ltd.	7,996	310,098
Korea Electric Power Corp.(b)	29,013	417,360
Korea Investment Holdings Co. Ltd.	4,874	203,395
Korea Zinc Co. Ltd.	918	332,278

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Korean Air Lines Co. Ltd.	19,386	$322,292
Krafton Inc.(b)	3,207	456,611
KT Corp.	3,523	83,758
KT&G Corp.	11,368	716,031
Kumho Petrochemical Co. Ltd.	2,075	198,236
L&F Co. Ltd.	2,764	559,711
LG Chem Ltd.	5,525	2,879,458
LG Corp.	10,503	681,168
LG Display Co. Ltd.(b)	24,906	295,067
LG Electronics Inc.	11,725	1,083,488
LG Energy Solution(b)	3,878	1,747,534
LG H&H Co. Ltd.	1,019	404,080
LG Innotek Co. Ltd.	1,470	339,414
LG Uplus Corp.	22,440	189,998
Lotte Chemical Corp.	2,334	292,802
Lotte Energy Materials Corp.	2,465	106,264
Meritz Financial Group Inc.	11,461	388,596
Mirae Asset Securities Co. Ltd.	29,306	161,045
NAVER Corp.	14,439	2,167,427
NCSoft Corp.	1,603	387,505
Netmarble Corp.(a)(b)	2,584	108,908
NH Investment & Securities Co. Ltd.	17,880	134,537
Orion Corp./Republic of Korea.	2,790	271,484
Pan Ocean Co. Ltd.	31,504	111,806
Pearl Abyss Corp.(b)	4,149	155,904
POSCO Future M Co. Ltd.	3,428	902,861
POSCO Holdings Inc.	7,892	2,138,479
Posco International Corp.	5,829	132,193
Samsung Biologics Co. Ltd.(a)(b)	1,942	1,145,987
Samsung C&T Corp.	9,073	755,751
Samsung Electro-Mechanics Co. Ltd.	6,075	674,224
Samsung Electronics Co. Ltd.	526,199	28,230,820
Samsung Engineering Co. Ltd.(b)	17,369	370,131
Samsung Fire & Marine Insurance Co. Ltd.	3,387	575,282
Samsung Heavy Industries Co. Ltd.(b)	70,432	324,732
Samsung Life Insurance Co. Ltd.	9,244	461,770
Samsung SDI Co. Ltd.	6,037	3,261,184
Samsung SDS Co. Ltd.	3,845	359,960
Samsung Securities Co. Ltd.	6,780	187,645
Shinhan Financial Group Co. Ltd.	46,817	1,233,505
SK Biopharmaceuticals Co. Ltd.(b)	3,837	212,416
SK Bioscience Co. Ltd.(b)	3,103	192,809
SK Hynix Inc.	60,116	4,902,663
SK IE Technology Co. Ltd.(a)(b)	2,822	188,181
SK Inc.	4,314	545,348
SK Innovation Co. Ltd.(b)	6,124	871,671
SK Square Co. Ltd.(b)	11,553	401,812
SKC Co. Ltd.	2,204	157,506
S-Oil Corp.	4,957	269,389
Woori Financial Group Inc.	56,549	509,888
Yuhan Corp.	6,112	273,239
		85,327,791
Taiwan — 20.2%
Accton Technology Corp.	52,000	596,221
Acer Inc.	267,062	267,678
Advantech Co. Ltd.	45,604	602,752
Airtac International Group	15,161	488,715
ASE Technology Holding Co. Ltd.	368,484	1,331,536
Asia Cement Corp.	231,229	330,429
Asustek Computer Inc.	74,000	733,577
Security	Shares	Value

Taiwan (continued)
AUO Corp.	719,200	$411,382
Catcher Technology Co. Ltd.	88,000	530,481
Cathay Financial Holding Co. Ltd.	992,888	1,428,409
Chailease Holding Co. Ltd.	159,465	1,049,334
Chang Hwa Commercial Bank Ltd.	576,164	337,212
Cheng Shin Rubber Industry Co. Ltd.	227,776	288,558
China Airlines Ltd.	352,000	253,632
China Development Financial Holding Corp.	1,762,400	726,576
China Steel Corp.	1,286,867	1,213,512
Chunghwa Telecom Co. Ltd.	442,000	1,813,193
Compal Electronics Inc.	388,000	351,169
CTBC Financial Holding Co. Ltd.	1,914,265	1,511,420
Delta Electronics Inc.	214,000	2,197,557
E Ink Holdings Inc.	95,000	638,640
E.Sun Financial Holding Co. Ltd.	1,467,250	1,235,074
Eclat Textile Co. Ltd.	20,604	313,248
eMemory Technology Inc.	7,000	417,340
Eva Airways Corp.	264,000	290,792
Evergreen Marine Corp. Taiwan Ltd.	112,746	559,535
Far Eastern New Century Corp.	352,460	370,032
Far EasTone Telecommunications Co. Ltd.	153,000	382,041
Feng TAY Enterprise Co. Ltd.	48,564	301,002
First Financial Holding Co. Ltd.	1,147,100	1,048,149
Formosa Chemicals & Fibre Corp.	400,950	891,886
Formosa Petrochemical Corp.	127,000	355,997
Formosa Plastics Corp.	385,400	1,179,572
Fubon Financial Holding Co. Ltd.	837,748	1,654,399
Giant Manufacturing Co. Ltd.	36,269	242,456
Global Unichip Corp.	9,000	437,881
Globalwafers Co. Ltd.	23,000	376,071
Hon Hai Precision Industry Co. Ltd.	1,408,651	4,873,619
Hotai Motor Co. Ltd.	33,000	862,894
Hua Nan Financial Holdings Co. Ltd.	906,033	655,280
Innolux Corp.	1,027,466	464,057
Inventec Corp.	304,980	365,531
Largan Precision Co. Ltd.	11,000	808,409
Lite-On Technology Corp.	264,032	763,913
MediaTek Inc.	166,176	4,083,541
Mega Financial Holding Co. Ltd.	1,206,455	1,403,469
Micro-Star International Co. Ltd.	91,000	490,814
momo.com Inc.	7,200	163,229
Nan Ya Plastics Corp.	542,090	1,369,989
Nan Ya Printed Circuit Board Corp.	24,000	235,570
Nanya Technology Corp.	93,000	221,654
Nien Made Enterprise Co. Ltd.	21,000	240,423
Novatek Microelectronics Corp.	63,000	869,797
Parade Technologies Ltd.	8,000	264,612
Pegatron Corp.	224,000	548,505
PharmaEssentia Corp.(b)	22,000	250,282
Pou Chen Corp.	244,000	250,990
Powerchip Semiconductor Manufacturing Corp.	352,000	352,520
President Chain Store Corp.	61,000	554,615
Quanta Computer Inc.	308,000	1,164,707
Realtek Semiconductor Corp.	48,140	596,609
Ruentex Development Co. Ltd.	215,381	244,235
Shanghai Commercial & Savings Bank Ltd. (The)	464,981	683,064
Shin Kong Financial Holding Co. Ltd.	1,320,033	369,798
Silergy Corp.	37,000	478,388
SinoPac Financial Holdings Co. Ltd.	1,181,256	664,493
Synnex Technology International Corp.	176,050	365,770

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taishin Financial Holding Co. Ltd.	1,232,629	$735,388
Taiwan Business Bank	704,000	322,634
Taiwan Cement Corp.	704,754	868,485
Taiwan Cooperative Financial Holding Co. Ltd.	1,061,405	964,817
Taiwan High Speed Rail Corp.	189,000	199,989
Taiwan Mobile Co. Ltd.	179,000	602,703
Taiwan Semiconductor Manufacturing Co. Ltd.	2,711,000	49,063,222
Unimicron Technology Corp.	144,000	842,293
Uni-President Enterprises Corp.	543,650	1,313,477
United Microelectronics Corp.	1,249,000	2,090,556
Vanguard International Semiconductor Corp.	103,000	310,293
Voltronic Power Technology Corp.	7,000	440,501
Walsin Lihwa Corp.	282,884	423,966
Wan Hai Lines Ltd.	88,000	165,537
Win Semiconductors Corp.	36,000	186,648
Winbond Electronics Corp.	294,000	254,068
Wistron Corp.	261,000	566,551
Wiwynn Corp.	9,000	338,362
WPG Holdings Ltd.	181,320	313,431
Yageo Corp.	35,936	592,146
Yang Ming Marine Transport Corp.	203,000	400,573
Yuanta Financial Holding Co. Ltd.	1,056,787	819,176
Zhen Ding Technology Holding Ltd.	89,455	336,739
		113,969,790
Thailand — 2.6%
Advanced Info Service PCL, NVDR	128,600	779,624
Airports of Thailand PCL, NVDR(b)	468,600	952,278
Asset World Corp. PCL, NVDR	959,200	135,513
B Grimm Power PCL, NVDR	127,400	136,985
Bangkok Dusit Medical Services PCL, NVDR	1,215,500	985,430
Bangkok Expressway & Metro PCL, NVDR	851,100	196,896
Banpu PCL, NVDR	882,300	208,973
Berli Jucker PCL, NVDR	126,600	131,749
BTS Group Holdings PCL, NVDR	818,400	166,937
Bumrungrad Hospital PCL, NVDR	71,400	457,147
Carabao Group PCL, NVDR	53,900	102,808
Central Pattana PCL, NVDR	228,800	443,352
Central Retail Corp. PCL, NVDR	208,274	251,206
Charoen Pokphand Foods PCL, NVDR(c)	413,600	238,733
CP ALL PCL, NVDR	642,700	1,176,809
Delta Electronics Thailand PCL, NVDR	359,000	1,020,230
Electricity Generating PCL, NVDR	400	1,660
Energy Absolute PCL, NVDR	195,200	364,165
Global Power Synergy PCL, NVDR	88,100	147,959
Gulf Energy Development PCL, NVDR	329,000	460,286
Home Product Center PCL, NVDR	645,749	255,876
Indorama Ventures PCL, NVDR	185,200	168,875
Intouch Holdings PCL, NVDR	124,300	266,785
Kasikornbank PCL, NVDR	63,500	236,195
Krung Thai Bank PCL, NVDR	361,350	197,169
Krungthai Card PCL, NVDR(c)	105,800	154,922
Land & Houses PCL, NVDR	868,800	212,077
Minor International PCL, NVDR(c)	344,980	334,275
Muangthai Capital PCL, NVDR	94,400	111,706
Osotspa PCL, NVDR	149,600	124,608
PTT Exploration & Production PCL, NVDR	150,910	604,275
PTT Global Chemical PCL, NVDR	232,200	234,964
PTT Oil & Retail Business PCL, NVDR	292,700	168,152
PTT Public Company Ltd., NVDR	1,065,600	917,962
Security	Shares	Value

Thailand (continued)
Ratch Group PCL, NVDR	132,600	$138,034
SCB X PCL, NVDR	88,500	263,004
SCG Packaging PCL, NVDR	138,400	155,934
Siam Cement PCL (The), NVDR	82,400	754,678
Siam Makro PCL, NVDR	222,700	259,036
Srisawad Corp. PCL, NVDR	88,000	140,761
Thai Oil PCL, NVDR	140,400	174,240
True Corp. PCL, NVDR	1,239,542	243,990
		14,476,258
Total Common Stocks — 98.6%
(Cost: $553,924,362)		556,732,024

Preferred Stocks

South Korea — 0.9%
Hyundai Motor Co.
Preference Shares, NVS	2,093	166,030
Series 2, Preference Shares, NVS	3,704	294,220
LG Chem Ltd., Preference Shares, NVS	860	233,767
Samsung Electronics Co. Ltd., Preference Shares, NVS	90,347	3,979,353
		4,673,370
Total Preferred Stocks — 0.9%
(Cost: $5,376,458)		4,673,370

Rights

China — 0.0%
Kangmei Pharmaceutical Co. Ltd., (Expires 12/31/49)	1,493	—

Total Rights — 0.0%
(Cost: $—)		—

Total Long-Term Investments — 99.5%
(Cost: $559,300,820)		561,405,394

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(e)(f)(g)	3,071,668	3,072,282

Total Short-Term Securities — 0.5%
(Cost: $3,070,240)		3,072,282

Total Investments — 100.0%
(Cost: $562,371,060)		564,477,676

Other Assets Less Liabilities — 0.0%		21,767

Net Assets — 100.0%		$564,499,443

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,197,703	$—	$(6,125,004	)(a)	$2,784	$(3,201)	$3,072,282	3,071,668	$68,765	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	4,800,000	—	(4,800,000	)(a)	—	—	—	—	46,238		9
					$2,784	$(3,201)	$3,072,282		$115,003		$9

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	18	06/16/23	$386	$(36,548)
MSCI Emerging Markets Index	57	06/16/23	2,727	(24,773)
				$(61,321)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$16,955,997	$539,715,678	$60,349	$556,732,024
Preferred Stocks	—	4,673,370	—	4,673,370
Rights	—	—	—	—

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Asia ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$3,072,282	$—	$—	$3,072,282
	$20,028,279	$544,389,048	$60,349	$564,477,676
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(24,773)	$(36,548)	$—	$(61,321)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares